Financial Instruments (Assets and Liabilities Measured on Recurring Basis Table) (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 8	$ 9
Available-for-sale equity investments	192	243
Derivative assets	994	1,432
Potential reduction in net position of total derivative liabilities	139	97
Fair value assets, Level 2 to Level 1 transfer	0
Fair value assets, Level 1 to Level 2 transfer	0
Trading securitiy investments
Financial assets and financial liabilities measured at fair value on a recurring basis:
Fair value assets, Level 2 to Level 1 transfer		74
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,943	5,359
Debt securities - current	506
Debt securities - noncurrent	8	9
Trading security investments	28	74
Available-for-sale equity investments	192	243
Derivative assets	994	1,432
Total Assets	6,671	7,118
Total Liabilities	186	196
Potential reduction in net position of total derivative assets	139	97
Potential reduction in net position of total derivative liabilities	139	97
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	292	751
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	702	681
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	164	165
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	22	31
Recurring | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	656	633
Derivative liabilities	3
Recurring | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	332	775
Derivative liabilities	164	177
Recurring | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	6	24
Derivative liabilities	19	19
Recurring | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,856	3,517
Recurring | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		764
Recurring | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,069	662
Recurring | U.S. government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		410
Recurring | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	18	6
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,069	662
Debt securities - noncurrent	1	1
Trading security investments	28	74
Available-for-sale equity investments	192	243
Total Assets	2,290	980
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,069	662
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,874	4,697
Debt securities - current	506
Debt securities - noncurrent	6	8
Derivative assets	994	1,432
Total Assets	4,381	6,138
Total Liabilities	186	196
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	656	633
Derivative liabilities	3
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	332	775
Derivative liabilities	164	177
Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	6	24
Derivative liabilities	19	19
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,856	3,517
Recurring | Level 2 | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		764
Recurring | Level 2 | U.S. government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		410
Recurring | Level 2 | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 18	$ 6